Employee Benefits (Details)	6 Months Ended
	Jun. 30, 2023 CHF (SFr) shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 CHF (SFr) shares	Jun. 30, 2022 $ / shares
Employee Benefits [Abstract]
Stock options | SFr	SFr 181,279		SFr 180,808
Granted options | shares	506,973		27,861
Equity incentive plans | $ / shares		$ 0.9		$ 20.8